UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30,
2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Moody, Aldrich, & Sullivan, LLC
Address: 	100 Cummings Center
         		Suite 104Q
         		Beverly, MA  01982
13F File Number: 028-04634

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	William B. Moody
Title:    	Principal
Phone:    	978-232-9315
Signature, Place, and Date of Signing:
    William B. Moody    Beverly, MA    July 25, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
Report Summary:  13FHR
Number of Other Included Managers:   	N/A
Form 13F Information Table Entry Total:   	44
Form 13F Information Table Value Total:   	$134,142,000

List of Other Included Managers:  N/A


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     4422   171650 SH       SOLE                   148700             22950
AVX Corp                       COM              002444107     2005    95460 SH       SOLE                    82710             12750
Anadarko Petroleum             COM              032511107     1422    26381 SH       SOLE                    22978              3403
Apache Corp                    COM              037411105     1362    26830 SH       SOLE                    23320              3510
AutoZone Inc                   COM              053332102     2837    75640 SH       SOLE                    65900              9740
Avant Corporation              COM              053487104     2663   200240 SH       SOLE                   173780             28060
BB&T Corp                      COM              054937107     3306    90070 SH       SOLE                    78280             11790
Bank One Corp                  COM              06423A103     2749    76800 SH       SOLE                    66760             10040
Bear Stearns Co Inc            COM              073902108     3063    51940 SH       SOLE                    45010              6930
Bowater, Inc                   COM              102183100     2291    51210 SH       SOLE                    44490              6720
Cardinal Health                COM              14149Y108     1462    21188 SH       SOLE                    18398              2790
Clayton Homes                  COM              184190106     3437   218610 SH       SOLE                   189660             28950
Compuware Corp                 COM              205638109     2479   177220 SH       SOLE                   153720             23500
CountryWide Credit             COM              222372104     5635   122820 SH       SOLE                   106710             16110
Edison International           COM              281020107     3504   314270 SH       SOLE                   273970             40300
Entergy Corp                   COM              29364G103     4205   109540 SH       SOLE                    95160             14380
Equity Office Prop             COM              294741103     1601    50610 SH       SOLE                    44090              6520
Everest Re Group Ltd           COM              G3223R108     3719    49720 SH       SOLE                    43100              6620
FedEx Corp                     COM              31428X106     3412    84880 SH       SOLE                    73810             11070
Franklin Resources             COM              354613101     3301    72120 SH       SOLE                    63000              9120
Hon Industries Inc             COM              438092108     3593   148350 SH       SOLE                   129500             18850
Hubbell Inc Cl B               COM              443510201     2362    81460 SH       SOLE                    70710             10750
John Hancock Fin Svc           COM              41014S106     5659   140570 SH       SOLE                   122320             18250
Johnson Controls               COM              478366107     4189    57810 SH       SOLE                    50160              7650
Jones Apparel Group            COM              480074103     5155   119330 SH       SOLE                   104310             15020
Key Energy Svcs                COM              492914106     3240   298860 SH       SOLE                   262010             40150
Lennar Corp                    COM              526057104     1764    42300 SH       SOLE                    36700              5600
MBIA Inc                       COM              55262C100     4947    88850 SH       SOLE                    77275             11575
MBNA Corp                      COM              55262L100     4283   129800 SH       SOLE                   113550             16250
Martin Marietta Matls          COM              573284106     3953    79870 SH       SOLE                    69620             10250
OM Group Inc                   COM              670872100     3909    69497 SH       SOLE                    60247             10000
Progress Energy Inc            COM              743263105     3012    67060 SH       SOLE                    58270              8790
Progress Energy-CVO            COM              743263AA3        0    62790 SH       SOLE                    51960             10830
Reinsurance Gr Of Am           COM              759351109     2661    70213 SH       SOLE                    61163              9050
Republic Services Inc          COM              760759100     2746   138320 SH       SOLE                   120420             17900
Scana Corp                     COM              80589M102     2345    82553 SH       SOLE                    72006             10547
Sherwin-Williams               COM              824348106     3372   151870 SH       SOLE                   131220             20650
Superior Indus Intl            COM              868168105     1510    39430 SH       SOLE                    34160              5970
TJX Companies                  COM              872540109     3717   116620 SH       SOLE                   101210             15410
Teleflex Inc                   COM              879369106     3965    90110 SH       SOLE                    78210             11900
Teradyne Inc                   COM              880770102     2353    67230 SH       SOLE                    58440              8790
Tidewater Inc                  COM              886423102     2260    59940 SH       SOLE                    52180              7760
Trizec Hahn Corp               COM              896938107     3182   174910 SH       SOLE                   152310             22600
Wellpoint Health Net           COM              94973H108     1091    11578 SH       SOLE                    11518                60